Annual Fund Operating Expenses - Simplify Bond Bull ETF - Simplify Bond Bull ETF [Default Label]	Feb. 20, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.50%